Loans - Summary of Base Case Forecasts for Select Forward Looking Information Variables Used to Estimate our Expected Credit Losses (Detail) - Average Value [member] - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Base case [member] | Within 1 year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	1.60%	0.60%
United States Real GDP year-over-year growth	2.00%	0.90%
Canadian unemployment rate	6.60%	6.10%
United States unemployment rate	4.50%	4.10%
Canadian Housing Price Index growth	2.60%	0.80%
Canadian household debt service ratio	14.80%	15.50%
West Texas Intermediate Oil Price	$ 78	$ 84
Base case [member] | Later than one year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	2.30%	1.90%
United States Real GDP year-over-year growth	2.00%	1.70%
Canadian unemployment rate	5.90%	5.80%
United States unemployment rate	4.00%	4.00%
Canadian Housing Price Index growth	2.50%	3.00%
Canadian household debt service ratio	14.80%	14.80%
West Texas Intermediate Oil Price	$ 74	$ 76
Upside case [member] | Within 1 year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	2.50%	2.00%
United States Real GDP year-over-year growth	3.00%	3.00%
Canadian unemployment rate	5.70%	5.30%
United States unemployment rate	3.70%	3.20%
Canadian Housing Price Index growth	7.10%	4.40%
Canadian household debt service ratio	14.40%	14.90%
West Texas Intermediate Oil Price	$ 88	$ 97
Upside case [member] | Later than one year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	2.70%	2.70%
United States Real GDP year-over-year growth	2.90%	3.10%
Canadian unemployment rate	5.20%	5.40%
United States unemployment rate	3.30%	3.20%
Canadian Housing Price Index growth	4.00%	5.40%
Canadian household debt service ratio	14.70%	14.50%
West Texas Intermediate Oil Price	$ 100	$ 110
Downside case [member] | Within 1 year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	0.40%	(0.70%)
United States Real GDP year-over-year growth	0.70%	(0.80%)
Canadian unemployment rate	7.20%	7.10%
United States unemployment rate	5.10%	5.40%
Canadian Housing Price Index growth	(2.30%)	(7.80%)
Canadian household debt service ratio	15.30%	16.10%
West Texas Intermediate Oil Price	$ 60	$ 70
Downside case [member] | Later than one year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	1.40%	1.30%
United States Real GDP year-over-year growth	0.90%	0.90%
Canadian unemployment rate	6.80%	6.90%
United States unemployment rate	4.70%	4.90%
Canadian Housing Price Index growth	0.90%	0.40%
Canadian household debt service ratio	15.20%	15.00%
West Texas Intermediate Oil Price	$ 61	$ 58